Other equity instruments (Narrative) (Details) £ in Millions, $ in Billions		Jun. 30, 2019 GBP (£)		Jun. 30, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Equity		£ 68,797	[1]		£ 63,779	£ 63,168	£ 66,016
Barclays PLC [member]
Equity		57,126			54,180
Other equity instruments [member]
Equity	[2]	£ 12,123			£ 9,632	£ 8,938	£ 8,941
AT1 Securities [member] | Barclays PLC [member]
Convertible instruments, conversion ratio minimum		0.07		0.07
8% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member] | Barclays PLC [member]
Notional amount | $				$ 2.0
Interest rate		8.00%		8.00%
7.125% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member] | Barclays PLC [member]
Notional amount		£ 1,000
Interest rate		7.125%		7.125%

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	Details of share capital, other equity instruments and other reserves are shown on pages 72 to 74 .